LOANS PAYABLE (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Outstanding loan	$ 8,577,774	$ 10,263,804
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual estimated total principal repayments	8,577,773
Ledn lending Btc collateral [member]
IfrsStatementLineItems [Line Items]
Outstanding loan	$ 8,510,498
Loan		$ 10,000,000